Summary of Significant Accounting Policies - Schedule of Fair Value Disclosure (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value Disclosure [Line Items]
Short-term investment (including restricted)	$ 16,089,248	$ 4,988,772
Level 1 [Member]
Schedule of Fair Value Disclosure [Line Items]
Short-term investment (including restricted)
Level 2 [Member]
Schedule of Fair Value Disclosure [Line Items]
Short-term investment (including restricted)	16,089,248	4,988,772
Level 3 [Member]
Schedule of Fair Value Disclosure [Line Items]
Short-term investment (including restricted)